Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements Captions [Line Items]
Interest expense									$ (12,954)	$ (7,570)	$ (4,092)
Income tax expense									(5,683)	(2,640)	(6,360)
Net income	$ 7,841	$ 7,708	$ 8,660	$ 9,669	$ 7,569	$ (3,433)	$ 3,014	$ 6,989	33,878	14,139	15,872
Comprehensive income									42,204	14,089	17,284
CBI[Member]
Condensed Financial Statements Captions [Line Items]
Dividends from bank subsidiaries									13,300	10,000
Interest expense									(1,423)	(1,320)	(1,035)
Pension expense									176	199	(925)
Acquisition expense										(10,738)
Other expense, net									(1,107)	(1,740)	(1,071)
Income (loss) before equity in undistributed net earnings of subsidiaries									10,946	(3,599)	(3,031)
Income tax expense									494	1,751	1,407
Equity in undistributed net earnings of subsidiaries									22,438	15,987	17,496
Net income									33,878	14,139	15,872
Comprehensive income									$ 42,204	$ 14,089	$ 17,284